Schedule of investments
Delaware Investment Grade Fund
June 30, 2021 (Unaudited)
	Principal amount°	Value (US $)
Corporate Bonds — 97.23%
Banking — 24.62%
Ally Financial
4.70% 5/15/26 μ, ψ	1,565,000	$1,624,783
5.75% 11/20/25	1,575,000	1,809,999

Banco Santander 2.749% 12/3/30	400,000	396,605
Bank of America 2.676% 6/19/41 μ	3,665,000	3,562,326
Bank of New York Mellon 4.70% 9/20/25 μ, ψ	1,555,000	1,700,781
Barclays
2.667% 3/10/32 μ	585,000	588,729
5.20% 5/12/26	2,748,000	3,145,814

BBVA USA 3.875% 4/10/25	1,290,000	1,422,062
BNP Paribas 144A 4.625% 2/25/31 #, μ, ψ	910,000	949,603
Citigroup
4.00% 12/10/25 μ, ψ	2,365,000	2,450,731
4.45% 9/29/27	1,405,000	1,606,399

Credit Agricole 144A 2.811% 1/11/41 #	2,065,000	1,962,936
Credit Suisse Group
144A 4.50% 9/3/30 #, μ, ψ	314,000	312,399
144A 5.10% 1/24/30 #, μ, ψ	1,010,000	1,044,088
144A 5.25% 2/11/27 #, μ, ψ	640,000	678,400
144A 6.375% 8/21/26 #, μ, ψ	1,195,000	1,332,981
Deutsche Bank
3.035% 5/28/32 μ	815,000	830,499
3.729% 1/14/32 μ	1,080,000	1,100,303

Goldman Sachs Group 1.542% 9/10/27 μ	1,960,000	1,956,911
HSBC Holdings 4.60% 12/17/30 μ, ψ	910,000	946,400
Intesa Sanpaolo 144A 4.198% 6/1/32 #	940,000	965,222
JPMorgan Chase & Co.
2.58% 4/22/32 μ	910,000	934,591
3.328% 4/22/52 μ	2,025,000	2,165,336
Morgan Stanley
1.794% 2/13/32 μ	2,305,000	2,216,767
5.00% 11/24/25	1,140,000	1,315,311
	Principal amount°	Value (US $)
Corporate Bonds (continued)
Banking (continued)
Natwest Group
1.642% 6/14/27 μ	380,000	$380,403
3.754% 11/1/29 μ	705,000	749,944
4.60% 6/28/31 μ, ψ	615,000	619,428
8.625% 8/15/21 μ, ψ	1,180,000	1,191,263

PNC Bank 4.05% 7/26/28	630,000	729,737
Societe Generale 144A 4.75% 5/26/26 #, μ, ψ	760,000	789,450
SVB Financial Group
2.10% 5/15/28	740,000	751,310
4.00% 5/15/26 μ, ψ	2,075,000	2,117,122

Truist Bank 2.636% 9/17/29 μ	2,120,000	2,222,481
Truist Financial 4.95% 9/1/25 μ, ψ	1,810,000	1,992,810
UBS 7.625% 8/17/22	715,000	769,360
UBS Group 144A 4.375% 2/10/31 #, μ, ψ	725,000	742,545
US Bancorp 3.00% 7/30/29	1,345,000	1,458,528
Wells Fargo & Co. 3.90% 3/15/26 μ, ψ	1,625,000	1,683,378
		53,217,735
Basic Industry — 3.20%
Graphic Packaging International 144A 3.50% 3/1/29 #	625,000	619,969
LYB International Finance III 3.375% 10/1/40	1,100,000	1,141,936
LyondellBasell Industries 4.625% 2/26/55	410,000	495,357
Newmont
2.25% 10/1/30	910,000	908,332
2.80% 10/1/29	1,700,000	1,795,438
Steel Dynamics
1.65% 10/15/27	460,000	459,513
2.40% 6/15/25	295,000	308,812

Suzano Austria 3.125% 1/15/32	1,190,000	1,180,028
		6,909,385
Brokerage — 2.06%
Charles Schwab
4.00% 6/1/26 μ, ψ	530,000	553,850
5.375% 6/1/25 μ, ψ	915,000	1,013,637

NQ-Q3V [6/21] 8/21 (1751146)    1

Schedule of investments
Delaware Investment Grade Fund (Unaudited)
	Principal amount°	Value (US $)
Corporate Bonds (continued)
Brokerage (continued)
Jefferies Group
2.75% 10/15/32	510,000	$513,123
4.15% 1/23/30	580,000	651,152
6.45% 6/8/27	810,000	1,009,403
6.50% 1/20/43	515,000	713,032
		4,454,197
Capital Goods — 3.60%
Amcor Flexibles North America 2.69% 5/25/31	830,000	848,325
Ardagh Metal Packaging Finance USA 144A 4.00% 9/1/29 #	570,000	566,438
Ball 2.875% 8/15/30	1,035,000	1,017,270
Berry Global 144A 4.875% 7/15/26 #	335,000	354,902
CCL Industries 144A 3.05% 6/1/30 #	590,000	620,238
Madison IAQ 144A 4.125% 6/30/28 #	280,000	283,150
Reynolds Group Issuer 144A 4.00% 10/15/27 #	635,000	631,394
Teledyne Technologies
2.25% 4/1/28	1,630,000	1,660,830
2.75% 4/1/31	925,000	950,916

Weir Group 144A 2.20% 5/13/26 #	855,000	859,265
		7,792,728
Communications — 12.96%
Altice France
144A 5.125% 1/15/29 #	750,000	755,258
144A 144A 5.125% 7/15/29 #	380,000	382,337

AMC Networks 4.75% 8/1/25	875,000	900,716
AT&T 3.10% 2/1/43	1,268,000	1,244,969
CCO Holdings 144A 4.50% 6/1/33 #	140,000	143,431
Cellnex Finance 144A 3.875% 7/7/41 #	395,000	394,293
Charter Communications Operating 4.40% 12/1/61	915,000	985,069
Comcast 3.20% 7/15/36	1,818,000	1,955,709
	Principal amount°	Value (US $)
Corporate Bonds (continued)
Communications (continued)
Crown Castle International
1.05% 7/15/26	1,630,000	$1,593,481
2.50% 7/15/31	815,000	821,866
3.80% 2/15/28	820,000	911,746

CSC Holdings 144A 4.50% 11/15/31 #	889,000	895,570
Discovery Communications 4.00% 9/15/55	1,842,000	1,953,268
Level 3 Financing
144A 3.625% 1/15/29 #	350,000	338,247
144A 3.75% 7/15/29 #	795,000	774,131
144A 4.25% 7/1/28 #	800,000	812,872

Time Warner Cable 7.30% 7/1/38	760,000	1,111,326
Time Warner Entertainment 8.375% 3/15/23	1,135,000	1,283,143
T-Mobile USA
2.55% 2/15/31	940,000	953,160
3.00% 2/15/41	1,240,000	1,227,811
3.375% 4/15/29	1,220,000	1,261,997
144A 3.375% 4/15/29 #	885,000	915,465
Verizon Communications
2.55% 3/21/31	250,000	255,722
3.40% 3/22/41	460,000	487,203
4.50% 8/10/33	1,780,000	2,129,639
ViacomCBS
4.375% 3/15/43	1,475,000	1,710,804
4.95% 1/15/31	250,000	301,635

Virgin Media Secured Finance 144A 5.50% 5/15/29 #	1,398,000	1,504,597
		28,005,465
Consumer Cyclical — 2.98%
Alibaba Group Holding 2.70% 2/9/41	445,000	425,794
Ford Motor 8.50% 4/21/23	1,225,000	1,368,570
Ford Motor Credit 2.90% 2/16/28	450,000	448,432
General Motors
6.25% 10/2/43	1,024,000	1,415,804
6.60% 4/1/36	838,000	1,151,732

General Motors Financial 5.70% 9/30/30 μ, ψ	660,000	740,850

2    NQ-Q3V [6/21] 8/21 (1751146)

(Unaudited)
	Principal amount°	Value (US $)
Corporate Bonds (continued)
Consumer Cyclical (continued)

Levi Strauss & Co. 144A 3.50% 3/1/31 #	472,000	$470,702
Prime Security Services Borrower 144A 3.375% 8/31/27 #	440,000	427,350
		6,449,234
Consumer Non-Cyclical — 6.68%
Anheuser-Busch InBev Worldwide 4.70% 2/1/36	2,680,000	3,292,119
Bimbo Bakeries USA 144A 4.00% 5/17/51 #	550,000	593,206
Biogen 3.15% 5/1/50	1,005,000	989,152
Bunge Finance 2.75% 5/14/31	1,110,000	1,123,014
CVS Health
2.70% 8/21/40	385,000	373,888
4.78% 3/25/38	2,100,000	2,587,370

Energizer Holdings 144A 4.375% 3/31/29 #	562,000	563,343
Perrigo Finance Unlimited 4.375% 3/15/26	1,280,000	1,410,232
Sodexo 144A 1.634% 4/16/26 #	1,025,000	1,033,201
Takeda Pharmaceutical 3.175% 7/9/50	460,000	465,916
Teleflex 144A 4.25% 6/1/28 #	705,000	736,069
Tenet Healthcare 144A 4.25% 6/1/29 #	540,000	547,425
Viatris 144A 4.00% 6/22/50 #	685,000	725,665
		14,440,600
Electric — 10.93%
Berkshire Hathaway Energy 2.85% 5/15/51	665,000	645,054
CenterPoint Energy 1.45% 6/1/26	410,000	410,549
CMS Energy 4.75% 6/1/50 μ	940,000	1,049,863
Dominion Energy 4.65% 12/15/24 μ, ψ	1,050,000	1,118,250
Duke Energy
2.55% 6/15/31	1,280,000	1,298,037
4.875% 9/16/24 μ, ψ	1,025,000	1,091,625

Edison International 5.375% 3/15/26 μ, ψ	525,000	530,145
	Principal amount°	Value (US $)
Corporate Bonds (continued)
Electric (continued)

Entergy Texas 3.55% 9/30/49	665,000	$711,589
FirstEnergy Transmission 144A 4.55% 4/1/49 #	920,000	1,082,702
IPALCO Enterprises 4.25% 5/1/30	730,000	821,965
Liberty Utilities Finance GP 1 144A 2.05% 9/15/30 #	563,000	543,841
Louisville Gas and Electric 4.25% 4/1/49	785,000	969,355
NextEra Energy Capital Holdings 1.90% 6/15/28	865,000	875,680
NRG Energy
144A 2.45% 12/2/27 #	435,000	438,279
144A 3.375% 2/15/29 #	380,000	373,164
144A 3.625% 2/15/31 #	305,000	300,105
144A 3.75% 6/15/24 #	650,000	692,947
144A 4.45% 6/15/29 #	1,040,000	1,150,926

Oglethorpe Power 3.75% 8/1/50	1,025,000	1,086,662
Pacific Gas and Electric
2.10% 8/1/27	1,225,000	1,191,024
3.30% 8/1/40	230,000	208,201
4.60% 6/15/43	615,000	612,246
4.95% 7/1/50	1,135,000	1,169,328

San Diego Gas & Electric 3.32% 4/15/50	255,000	270,624
Southern
3.75% 9/15/51 μ	320,000	322,448
4.00% 1/15/51 μ	1,370,000	1,452,200

Southern California Edison 4.875% 3/1/49	875,000	1,038,683
Vistra Operations
144A 3.55% 7/15/24 #	895,000	945,591
144A 3.70% 1/30/27 #	845,000	903,268
144A 4.30% 7/15/29 #	290,000	315,466
		23,619,817

NQ-Q3V [6/21] 8/21 (1751146)    3

Schedule of investments
Delaware Investment Grade Fund (Unaudited)
	Principal amount°	Value (US $)
Corporate Bonds (continued)
Energy — 11.22%
BP Capital Markets 4.875% 3/22/30 μ, ψ	1,110,000	$1,221,555
BP Capital Markets America 3.06% 6/17/41	1,965,000	1,984,206
Cheniere Corpus Christi Holdings 7.00% 6/30/24	1,545,000	1,770,520
Continental Resources 4.375% 1/15/28	480,000	532,363
Devon Energy
144A 5.25% 9/15/24 #	468,000	521,663
5.85% 12/15/25	447,000	525,152

Diamondback Energy 3.125% 3/24/31	1,200,000	1,244,922
Enbridge
2.50% 8/1/33	600,000	601,615
5.75% 7/15/80 μ	955,000	1,067,212
Energy Transfer
6.25% 4/15/49	715,000	939,836
6.50% 11/15/26 μ, ψ	1,110,000	1,134,420

Enterprise Products Operating 3.20% 2/15/52	1,710,000	1,700,323
EQM Midstream Partners 144A 4.75% 1/15/31 #	645,000	665,440
Galaxy Pipeline Assets Bidco 144A 2.94% 9/30/40 #	695,000	692,037
Kinder Morgan
3.25% 8/1/50	395,000	382,789
3.60% 2/15/51	710,000	724,903

Marathon Oil 4.40% 7/15/27	2,240,000	2,539,586
NuStar Logistics 5.625% 4/28/27	859,000	922,755
ONEOK 7.50% 9/1/23	1,640,000	1,848,518
Sabine Pass Liquefaction 5.75% 5/15/24	850,000	954,348
Targa Resources Partners
144A 4.00% 1/15/32 #	175,000	180,250
144A 4.875% 2/1/31 #	855,000	926,705

Tennessee Gas Pipeline 144A 2.90% 3/1/30 #	1,120,000	1,163,025
		24,244,143
	Principal amount°	Value (US $)
Corporate Bonds (continued)
Finance Companies — 3.80%
AerCap Ireland Capital DAC
4.50% 9/15/23	1,080,000	$1,158,471
4.625% 10/15/27	500,000	560,431
6.50% 7/15/25	450,000	528,141

Air Lease 2.875% 1/15/26	1,065,000	1,119,844
Aviation Capital Group 144A 5.50% 12/15/24 #	1,730,000	1,957,030
Avolon Holdings Funding
144A 2.75% 2/21/28 #	690,000	683,133
144A 3.95% 7/1/24 #	1,075,000	1,147,078
144A 4.25% 4/15/26 #	610,000	661,561

DAE Sukuk DIFC 144A 3.75% 2/15/26 #	375,000	397,906
		8,213,595
Insurance — 4.25%
Arthur J Gallagher & Co. 3.50% 5/20/51	1,500,000	1,573,674
Athene Holding 3.95% 5/25/51	1,770,000	1,902,121
Brighthouse Financial 4.70% 6/22/47	1,206,000	1,341,754
Centene
3.375% 2/15/30	915,000	957,708
4.625% 12/15/29	640,000	704,653

Equitable Holdings 4.95% 9/15/25 μ, ψ	505,000	550,450
Global Atlantic Fin 144A 4.70% 10/15/51 #, μ	1,030,000	1,032,513
MetLife 3.85% 9/15/25 μ, ψ	350,000	368,813
Prudential Financial 3.70% 10/1/50 μ	735,000	767,156
		9,198,842
Natural Gas — 0.40%
Sempra Energy 4.875% 10/15/25 μ, ψ	790,000	859,125
		859,125
Real Estate Investment Trusts — 0.79%
Corporate Office Properties 2.75% 4/15/31	850,000	857,520
Global Net Lease 144A 3.75% 12/15/27 #	290,000	287,433

4    NQ-Q3V [6/21] 8/21 (1751146)

(Unaudited)
	Principal amount°	Value (US $)
Corporate Bonds (continued)
Real Estate Investment Trusts (continued)
MPT Operating Partnership 3.50% 3/15/31	560,000	$566,297
		1,711,250
Technology — 7.61%
Alphabet 2.05% 8/15/50	2,110,000	1,866,118
Broadcom 144A 3.469% 4/15/34 #	1,762,000	1,865,570
Broadridge Financial Solutions 2.60% 5/1/31	1,075,000	1,095,768
Clarivate Science Holdings 144A 3.875% 6/30/28 #	559,000	564,791
CoStar Group 144A 2.80% 7/15/30 #	865,000	880,139
Fidelity National Information Services 1.65% 3/1/28	1,355,000	1,348,785
Fiserv 3.20% 7/1/26	1,365,000	1,478,439
Iron Mountain 144A 5.25% 7/15/30 #	877,000	929,546
Marvell Technology 144A 2.45% 4/15/28 #	440,000	448,903
NCR 144A 5.125% 4/15/29 #	545,000	562,713
NXP
144A 3.25% 5/11/41 #	1,340,000	1,379,859
144A 5.55% 12/1/28 #	2,050,000	2,522,880

Oracle 3.65% 3/25/41	695,000	738,104
Skyworks Solutions
1.80% 6/1/26	325,000	329,300
3.00% 6/1/31	435,000	445,086
		16,456,001
Transportation — 2.13%
DAE Funding
144A 1.55% 8/1/24 #	335,000	334,956
144A 3.375% 3/20/28 #	200,000	205,083
	Principal amount°	Value (US $)
Corporate Bonds (continued)
Transportation (continued)
Delta Air Lines
144A 7.00% 5/1/25 #	1,290,000	$1,506,299
7.375% 1/15/26	690,000	810,147

Mileage Plus Holdings 144A 6.50% 6/20/27 #	460,000	507,035
Southwest Airlines 5.125% 6/15/27	1,048,000	1,233,630
		4,597,150
Total Corporate Bonds (cost $203,741,142)		210,169,267

Loan Agreements — 2.23%
AmWINS Group 3.00% (LIBOR01M + 2.25%) 2/19/28 •	467,650	465,285
Applied Systems 1st Lien TBD 9/19/24 X	499,050	507,409
Energizer Holdings 2.75% (LIBOR01M + 2.25%) 12/22/27 •	497,500	497,292
Ensemble RCM 3.936% (LIBOR03M + 3.75%) 8/3/26 •	477,569	478,366
Gates Global Tranche B-3 3.50% (LIBOR01M + 2.75%) 3/31/27 •	477,600	477,220
Horizon Therapeutics USA Tranche B-2 2.50% (LIBOR01M + 2.00%) 3/15/28 •	458,850	457,129
Informatica 3.354% (LIBOR01M + 3.25%) 2/25/27 •	487,107	484,908
Prime Security Services Borrower Tranche B-1 3.50% (LIBOR01M + 2.75%) 9/23/26 •	488,775	488,826
RealPage 1st Lien 3.75% (LIBOR03M + 3.25%) 4/24/28 •	490,000	489,204
Reynolds Group Holdings Tranche B-2 3.354% (LIBOR01M + 3.25%) 2/5/26 •	487,550	485,011
Total Loan Agreements (cost $4,841,580)		4,830,650

NQ-Q3V [6/21] 8/21 (1751146)    5

Schedule of investments
Delaware Investment Grade Fund (Unaudited)
	Number of shares	Value (US $)
Short-Term Investments — 0.19%
Money Market Mutual Funds — 0.19%
BlackRock FedFund – Institutional Shares (seven-day effective yield 0.03%)	100,299	$100,299
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 0.01%)	100,299	100,299
GS Financial Square Government Fund – Institutional Shares (seven-day effective yield 0.02%)	100,299	100,299
Morgan Stanley Government Portfolio – Institutional Share Class (seven-day effective yield 0.00%)	100,300	100,300
Total Short-Term Investments (cost $401,197)		401,197

Total Value of Securities—99.65% (cost $208,983,919)		215,401,114
Receivables and Other Assets Net of Liabilities—0.35%		754,020
Net Assets Applicable to 21,786,189 Shares Outstanding—100.00%		$216,155,134
°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
μ	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at June 30, 2021. Rate will reset at a future date.
ψ	Perpetual security. Maturity date represents next call date.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At June 30, 2021, the aggregate value of Rule 144A securities was $53,495,979, which represents 24.75% of the Fund's net assets.
•	Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at June 30, 2021. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their descriptions. The reference rate descriptions (i.e. LIBOR03M, LIBOR06M, etc.) used in this report are identical for different securities, but the underlying reference rates may differ due to the timing of the reset period. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
X	This loan will settle after June 30, 2021, at which time the interest rate, based on the LIBOR and the agreed upon spread on trade date, will be reflected.
6    NQ-Q3V [6/21] 8/21 (1751146)

(Unaudited)
CDS Contracts[1]
Counterparty/ Reference Obligation/ Termination Date/ Payment Frequency	Notional Amount[2]	Annual Protection Payments	Value	Upfront Payments Paid (Received)	Unrealized Depreciation[3]	Variation Margin Due from (Due to) Brokers
Centrally Cleared:
Protection Purchased/Moody’s Ratings:
CDX 6/20/26-Quarterly	2,175,000	1.000%	$(55,206)	$(53,941)	$(1,264)	$172
			$(55,206)	$(53,941)	$(1,264)	$172
[1]	A CDS contract is a risk-transfer instrument through which one party (purchaser of protection) transfers to another party (seller of protection) the financial risk of a credit event (as defined in the CDS agreement), as it relates to a particular reference security or basket of securities (such as an index). Periodic payments (receipts) on such contracts are accrued daily and recorded as unrealized losses (gains) on swap contracts. Upon payment (receipt), such amounts are recorded as realized losses (gains) on swap contracts. Upfront payments made or received in connection with CDS contracts are amortized over the expected life of the CDS contracts as unrealized losses (gains) on swap contracts. The change in value of CDS contracts is recorded daily as unrealized appreciation or depreciation. A realized gain or loss is recorded upon a credit event (as defined in the CDS agreement) or the maturity or termination of the CDS agreement.
[2]	Notional amount shown is stated in USD unless noted that the swap is denominated in another currency.
[3]	Unrealized appreciation (depreciation) does not include periodic interest payments (receipt) on swap contracts accrued daily in the amount of $(604).
Summary of abbreviations:
CDS – Credit Default Swap
DAC – Designated Activity Company
DIFC – Dubai International Financial Centre
GS – Goldman Sachs
ICE – Intercontinental Exchange, Inc.
LIBOR – London interbank offered rate
LIBOR01M – ICE LIBOR USD 1 Month
LIBOR03M – ICE LIBOR USD 3 Month
LIBOR06M – ICE LIBOR USD 6 Month
TBD – To be determined
USD – US Dollar
NQ-Q3V [6/21] 8/21 (1751146)    7